OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
Cash flow hedging reserve
At 1 January	£ 1,507	£ 1,556
At 31 December	(451)	1,507	£ 1,556
The Group | Cash flow hedging reserve
Cash flow hedging reserve
At 1 January	1,507	1,556	1,110
Change in fair value of hedging derivatives	(1,532)	480	876
Net income statement transfers	(426)	(529)	(430)
At 31 December	(451)	1,507	1,556
The Group | Cash flow hedging reserve | Pre-tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	(2,138)	709	1,166
Net income statement transfers	(584)	(727)	(580)
The Group | Cash flow hedging reserve | Deferred tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	606	(229)	(290)
Net income statement transfers	158	198	150
The Bank
Cash flow hedging reserve
At 1 January	1,367	1,607
At 31 December	720	1,367	1,607
The Bank | Cash flow hedging reserve
Cash flow hedging reserve
At 1 January	1,367	1,607	1,268
Change in fair value of hedging derivatives	(356)	19	675
Net income statement transfers	(291)	(259)	(336)
At 31 December	720	1,367	1,607
The Bank | Cash flow hedging reserve | Pre-tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	(438)	85	892
Net income statement transfers	(399)	(355)	(448)
The Bank | Cash flow hedging reserve | Deferred tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	82	(66)	(217)
Net income statement transfers	£ 108	£ 96	£ 112